CONSOLIDATED BALANCE SHEETS (PARENTHETICALS) (USD $)	Jun. 30, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS [Abstract]
Common stock, par value per share	$ 0.45	$ 0.45
Common stock, shares authorized	17,000,000	17,000,000
Common stock, shares issued	8,009,185	8,009,185
Common stock, shares outstanding	8,009,185	8,009,185